Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Diluted earnings per share [abstract]
Net income attributable to shareholders	$ 863.9	$ 793.9
Weighted average number of shares	79,382,008	82,973,284
Dilutive effect of stock options	1,564,094	2,286,236
Weighted average number of diluted shares	80,946,102	85,259,520
Earnings per share – diluted	$ 10.67	$ 9.31